Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Advisor Freedom Blend 2030 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331